Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023		Mar. 31, 2024
Statement of comprehensive income [abstract]
Revenue	$ 195,305	[1]	$ 299,824
Excise taxes	(21,617)	[1]	(29,543)
Net revenue	173,688	[1]	270,281
Cost of sales	146,840	[1]	192,668
Gross profit before fair value adjustments	26,848	[1]	77,613
Changes in fair value of inventory and biological assets sold	57,671	[1]	80,741
Unrealized gain on changes in fair value of biological assets	(38,477)	[1]	(134,588)
Gross profit	7,654	[1]	131,460
Expense
General and administration	81,416	[1]	92,222
Sales and marketing	38,684	[1]	51,937
Acquisition costs	5,608	[1]	5,326
Research and development	3,780	[1]	3,572
Depreciation and amortization	14,511	[1]	12,139
Share-based compensation	10,764	[1]	12,717
Total Expense	154,763	[1]	177,913
Loss from operations	(147,109)	[1]	(46,453)
Other income (expenses)
Legal settlement and contract termination fees	(2,644)	[1]	(1,818)
Interest and other income	14,252	[1]	12,813
Finance and other costs	(29,535)	[1]	(14,186)
Foreign exchange gain (loss)	7,773	[1]	(436)
Other gains (losses)	(4,942)	[1]	29,089
Restructuring charges	(325)	[1]	(1,508)
Impairment of property, plant and equipment	(14,069)	[1]	(4,244)
Impairment of investment in associates	(1,240)	[2]	0
Impairment of intangible assets and goodwill	(20,573)	[2]	(32,856)
Total Other income (expenses)	(51,303)	[1]	(13,146)
Loss before taxes	(198,412)	[1]	(59,599)
Income tax (expense) recovery
Current	(3,167)	[1]	(1,109)
Deferred, net	18,351	[1]	1,663
Income tax expense (recovery)	15,184	[1]	554
Net loss from continuing operations	(183,228)	[1]	(59,045)
Net loss from discontinued operations, net of tax	(21,910)	[1]	(10,281)
Net loss	(205,138)	[1]	(69,326)
Other comprehensive loss (“OCI”) that will not be reclassified to net loss
Unrealized gain on marketable securities	(1,205)	[1]	0
Other comprehensive income (loss) that may be reclassified to net loss
Realized gain on marketable securities	0	[1]	4,733
Foreign currency translation gain	561	[1]	1,574
Total other comprehensive (gain) loss	(644)	[1]	6,307
Comprehensive loss from continuing operations	(183,872)	[1]	(60,316)
Comprehensive loss from discontinued operations	(21,910)	[1]	(2,703)
Comprehensive loss	(205,782)	[1]	(63,019)
Net loss from continuing operations attributable to:
Aurora Cannabis Inc.	(175,930)	[1]	(55,301)
Non-controlling interests	(7,298)	[1]	(3,744)
Net loss from discontinued operations attributable to:
Aurora Cannabis Inc.	(21,910)	[1]	(10,281)
Non-controlling interests	0	[1]	0
Comprehensive loss attributable to:
Aurora Cannabis Inc.	(198,484)	[1]	(59,275)
Non-controlling interests	$ (7,298)	[1]	$ (3,744)
Loss per share - basic and diluted
Basic, continuing operations (in CAD per share)	$ (5.45)	[1]	$ (1.28)
Diluted, continuing operations (in CAD per share)	(5.45)	[1]	(1.28)
Basic, discontinued operations (in CAD per share)	(0.68)	[1]	(0.24)
Diluted, discontinued operations (in CAD per share)	(0.68)	[1]	(0.24)
Basic loss per share (in CAD per share)	(6.13)	[1]	(1.52)
Diluted loss per share (in CAD per share)	$ (6.13)	[1]	$ (1.52)
Total	$ (1,205)	[1]	$ 0

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).
[2]	Comparative information has been adjusted due to discontinued operations see Note 11(b).